Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets Other Than Goodwill [Member]
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 3,835
Intangible assets at end of period	2,505	€ 3,835
Intangible Assets Other Than Goodwill [Member] | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	10,641	10,563
Foreign currency exchange differences	(251)	515
Additions from business combinations	476	163
Other additions	84	309
Retirements/disposals	(3,166)	(910)
Transfers	0	1
Intangible assets at end of period	7,784	10,641
Intangible Assets Other Than Goodwill [Member] | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(6,806)	(6,598)
Foreign currency exchange differences	176	(315)
Retirements/disposals	1,879	873
Additions amortization	528	766
Intangible assets at end of period	(5,279)	(6,806)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	513
Intangible assets at end of period	479	513
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,057	833
Foreign currency exchange differences	(1)	8
Additions from business combinations	0	0
Other additions	22	244
Retirements/disposals	(92)	(115)
Transfers	87	87
Intangible assets at end of period	1,073	1,057
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(544)	(547)
Foreign currency exchange differences	1	(7)
Retirements/disposals	95	109
Additions amortization	146	99
Intangible assets at end of period	(594)	(544)
Acquired Technology
Changes in goodwill and intangible assets
Intangible assets at beginning of period	486
Intangible assets at end of period	235	486
Acquired Technology | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,527	2,996
Foreign currency exchange differences	(65)	170
Additions from business combinations	121	65
Other additions	3	0
Retirements/disposals	(767)	(703)
Transfers	0	(1)
Intangible assets at end of period	1,819	2,527
Acquired Technology | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(2,041)	(2,398)
Foreign currency exchange differences	57	(137)
Retirements/disposals	477	703
Additions amortization	77	209
Intangible assets at end of period	(1,584)	(2,041)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,836
Intangible assets at end of period	1,791	2,836
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	7,057	6,734
Foreign currency exchange differences	(185)	337
Additions from business combinations	355	98
Other additions	59	65
Retirements/disposals	(2,307)	(92)
Transfers	(87)	(85)
Intangible assets at end of period	4,892	7,057
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(4,221)	(3,653)
Foreign currency exchange differences	118	(171)
Retirements/disposals	1,307	61
Additions amortization	305	458
Intangible assets at end of period	€ (3,101)	€ (4,221)